Taxes - Schedule of Statutory Rates to the Company’s Effective Tax Rate (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Statutory Rates to the Company’s Effective Tax Rate [Abstract]
PRC statutory income tax rate		25.00%	25.00%	25.00%
Effect of preferential tax rates	[1]	(13.10%)	(10.80%)	(6.20%)
Eligible additional deduction	[2]	1.10%	(2.40%)	(3.50%)
Impact of different tax rates in other jurisdictions		0.30%	0.50%	0.80%
Non-taxable and exemptions		0.10%	0.00%	(0.30%)
Permanent differences	[3]	1.00%	1.00%	2.60%
Effective income tax rate		14.40%	13.30%	18.40%

[1]	Preferential tax rates for small and low profit enterprise and high and new technology enterprise.
[2]	Eligible additional deduction mainly consisted of research and development super deduction and disabled staff super deduction.
[3]	Permanent differences mainly consisted of non-deductible meal and entertainment fees in PRC tax returns.